LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term borrowings by type
Unsecured long-term loans and borrowings	¥ 167,250
Secured long-term loans and borrowings	3,620,053	¥ 1,898,377
Long-term borrowings	¥ 3,787,303	¥ 1,898,377
Weighted average interest rates of long-term borrowings	6.93%	8.16%